INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income (loss) before income taxes	$ 192.1	$ (359.3)
Income tax expenses (recovery) at the combined basic federal and provincial tax rate (26.5% in 2023; and 26.5% in 2022)	50.9	(95.2)
Decrease (increase) resulting from:
Permanent differences	124.6	(87.0)
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	(0.7)	3.7
(Recognition) de-recognition of deferred income tax assets	(15.8)	1.2
Other	0.9	1.2
Income tax expense (recovery)	$ 159.9	$ (176.1)
Applicable tax rate	26.50%	26.50%